Revenue - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and other operating income
Grant received	$ 1,714	$ 1,768	$ 1,319
Hero Wars
Revenue and other operating income
Percentage of group's total revenues	93.00%	90.00%	90.00%